Risk Management - Credit quality of financial assets items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		₩ 628,324,324	₩ 587,417,741
Total
Disclosure of credit risk exposure [Line Items]
Collateral value		266,401,488	247,383,271
Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		241,378,580	224,611,919
Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		22,815,602	21,235,346
Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,070,209	767,731
Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,137,097	768,275
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		266,401,488	247,383,271
Loans and other financial assets at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		241,378,580	224,611,919
Loans and other financial assets at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		22,815,602	21,235,346
Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,070,209	767,731
Loans and other financial assets at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,137,097	768,275
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		55,775	39,199
Korean treasury and government agencies | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		55,775	39,199
Korean treasury and government agencies | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Korean treasury and government agencies | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Banks | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		2,474,302	2,136,530
Banks | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		2,474,302	2,136,530
Banks | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Banks | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		110,985,970	99,611,302
Corporates | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		101,666,963	92,544,712
Corporates | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		7,536,068	5,915,710
Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		645,842	382,605
Corporates | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,137,097	768,275
General business | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		65,006,883	57,179,779
General business | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		59,099,372	52,951,331
General business | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		5,578,709	4,058,593
General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		328,802	169,855
General business | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		36,375,069	35,283,294
Small and medium sized enterprise | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		34,401,736	33,580,230
Small and medium sized enterprise | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,729,820	1,590,947
Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		243,513	112,117
Small and medium sized enterprise | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		9,604,018	7,148,229
Project financing and others | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		8,165,855	6,013,151
Project financing and others | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		227,539	266,170
Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		73,527	100,633
Project financing and others | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,137,097	768,275
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		152,885,441	145,596,240
Consumers | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		137,181,540	129,891,478
Consumers | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		15,279,534	15,319,636
Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		424,367	385,126
Consumers | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Securities at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Securities at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Securities at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	0
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[1]	0	0
Financial assets at FVTOCI | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[1]	0	0
Financial assets at FVTOCI | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[1]	0	0
Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[1]	0	0
Financial assets at FVTOCI | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[1]	0	0
Financial assets
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		460,597,664	433,838,431
Financial assets | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		464,185,393	436,999,558
Financial assets | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(3,616,813)	(3,188,506)
Financial assets | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	405,167,125	381,606,576
Financial assets | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	27,242,320	26,286,769
Financial assets | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	13,280,849	12,728,437
Financial assets | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	14,344,066	13,702,855
Financial assets | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		3,003,886	1,906,434
Financial assets | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,147,147	768,487
Financial assets | Loans and other financial assets at amortized cost
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		398,471,816	373,148,148
Financial assets | Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		402,048,782	376,295,334
Financial assets | Loans and other financial assets at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(3,576,966)	(3,147,186)
Financial assets | Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	343,186,708	321,115,435
Financial assets | Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	27,086,126	26,073,686
Financial assets | Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	13,280,849	12,728,437
Financial assets | Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	14,344,066	13,702,855
Financial assets | Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		3,003,886	1,906,434
Financial assets | Loans and other financial assets at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,147,147	768,487
Financial assets | Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		229,126	2,297,088
Financial assets | Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		229,755	2,299,344
Financial assets | Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(629)	(2,256)
Financial assets | Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	229,733	2,299,323
Financial assets | Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	22	21
Financial assets | Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	0	0
Financial assets | Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	0	0
Financial assets | Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Korean treasury and government agencies | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Banks
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		23,593,313	21,996,558
Financial assets | Banks | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		23,615,266	22,039,600
Financial assets | Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(21,953)	(43,042)
Financial assets | Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	23,375,096	21,880,151
Financial assets | Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	115,721	122,383
Financial assets | Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	88,306	21,771
Financial assets | Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	0	0
Financial assets | Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		36,143	15,295
Financial assets | Banks | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Corporates
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		179,986,851	159,343,530
Financial assets | Corporates | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		182,252,297	161,286,547
Financial assets | Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(2,265,446)	(1,943,017)
Financial assets | Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	150,732,338	132,702,723
Financial assets | Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	19,561,385	18,890,349
Financial assets | Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	3,130,814	2,630,918
Financial assets | Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	6,264,461	5,411,611
Financial assets | Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,416,152	882,459
Financial assets | Corporates | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,147,147	768,487
Financial assets | General business
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		120,566,965	102,009,260
Financial assets | General business | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		121,976,352	103,171,084
Financial assets | General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(1,409,387)	(1,161,824)
Financial assets | General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	103,495,951	87,551,345
Financial assets | General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	11,071,283	10,147,028
Financial assets | General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	2,507,705	1,773,713
Financial assets | General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	4,093,868	3,150,829
Financial assets | General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		807,545	548,169
Financial assets | General business | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		45,324,338	46,460,693
Financial assets | Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		45,910,397	46,969,429
Financial assets | Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(586,059)	(508,736)
Financial assets | Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	35,450,353	36,220,660
Financial assets | Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	7,731,142	8,182,558
Financial assets | Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	500,934	753,275
Financial assets | Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	1,870,087	1,587,473
Financial assets | Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		357,881	225,463
Financial assets | Small and medium sized enterprise | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Project financing and others
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		14,095,548	10,873,577
Financial assets | Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		14,365,548	11,146,034
Financial assets | Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(270,000)	(272,457)
Financial assets | Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	11,786,034	8,930,718
Financial assets | Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	758,960	560,763
Financial assets | Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	122,175	103,930
Financial assets | Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	300,506	673,309
Financial assets | Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		250,726	108,827
Financial assets | Project financing and others | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,147,147	768,487
Financial assets | Consumers
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		194,662,526	189,510,972
Financial assets | Consumers | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		195,951,464	190,669,843
Financial assets | Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(1,288,938)	(1,158,871)
Financial assets | Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	168,849,541	164,233,238
Financial assets | Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	7,408,998	7,060,933
Financial assets | Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	10,061,729	10,075,748
Financial assets | Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	8,079,605	8,291,244
Financial assets | Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		1,551,591	1,008,680
Financial assets | Consumers | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		19,203,177	23,996,172
Financial assets | Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		19,213,940	24,010,113
Financial assets | Securities at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		(10,763)	(13,941)
Financial assets | Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	19,213,940	24,010,113
Financial assets | Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	0	0
Financial assets | Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[2]	0	0
Financial assets | Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[3]	0	0
Financial assets | Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Securities at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk		0	0
Financial assets | Financial assets at FVTOCI
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	42,922,671	36,694,111
Financial assets | Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	42,922,671	36,694,111
Financial assets | Financial assets at FVTOCI | Loss allowance
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	(29,084)	(27,379)
Financial assets | Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1],[2]	42,766,477	36,481,028
Financial assets | Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1],[3]	156,194	213,083
Financial assets | Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1],[2]	0	0
Financial assets | Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1],[3]	0	0
Financial assets | Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	0	0
Financial assets | Financial assets at FVTOCI | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Maximum exposure to credit risk	[1]	₩ 0	₩ 0

[1]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.